Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MAHANAGAR TELEPHONE NIGAM LTD
Entity Central Index Key	0001160262
Document Type	20-F
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	630,000,000